income taxes - Expense composition (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Current income tax expense
For the current reporting period	$ 118	$ 176	$ 265	$ 321
Adjustments recognized in the current period for income taxes of prior periods	(19)	(4)	(18)	(4)
Total	99	172	247	317
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(42)	(3)	(135)	(4)
Adjustments recognized in the current period for income taxes of prior periods	6	(2)	6	(2)
Total	(36)	(5)	(129)	(6)
Income taxes	$ 63	$ 167	$ 118	$ 311